Contingencies and commitments - Summary of aggregate amount of future payment commitments under purchase obligations outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 15,713	$ 16,633
Due within 1 year
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	3,483	3,100
Between 1 and 2 years
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,660	1,715
Between 2 and 3 years
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,345	1,291
Between 3 and 4 years
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,080	1,242
Between 4 and 5 years
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,020	848
More than 5 years
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 7,125	$ 8,437